COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):
2013	$55
2014	56
2015	45
Total minimum lease payments	$156

Restructuring and Related Costs [Table Text Block]
As part of the agreements, the executives potentially shall be entitled to the following (in thousands):

	Chief Executive Officer	Chief Operating Officer	Vice President Finance, Treasurer and Principal Accounting Officer
Terminated without cause	$1,557	$851	$294
Terminated, change of control without good reason	1,557	—	—
Terminated for cause, death, disability and by executive without good reason	330	289	144